Financial Instruments - Assets and Liabilities Measured on Recurring Basis - Footnotes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities, unrealized loss	$ 593
Available-for-sale debt securities, unrealized gain	44
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of financial assets and liabilities measured at fair value inputs Level 1 and Level 3 inputs		2.00%
Trading equity funds	185	$ 236
Trading debt funds	102	89
Trading equity securities	85	71
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments used as offsets (assets)	136	162
Instruments used as offsets (liabilities)	59	113
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Currency swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments used as offsets (liabilities)	234	269
Fair value inputs Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt	32,700	$ 34,900
Foreign Currency Short Term Borrowings [Member] | Designated as Hedging Instrument [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term borrowings	$ 547